GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL
Schedule of changes in carrying value of goodwill by segment

	Existing home	New home	Home
	transaction	transaction	renovation
	services	services	and furnishing	Total
	RMB	RMB	RMB	RMB

	(in thousands)
Gross Carrying Value
As of December 31, 2022	1,547,772	1,691,080	3,223,997	6,462,849
Addition	17,978	—	—	17,978
Disposal	(1,989)	—	—	(1,989)
As of December 31, 2023	1,563,761	1,691,080	3,223,997	6,478,838
Addition(i)	37,628	—	—	37,628
Disposal(ii)	(20,463)	—	—	(20,463)
As of December 31, 2024	1,580,926	1,691,080	3,223,997	6,496,003

Accumulated impairment
As of December 31, 2022	(949,390)	(563,032)	(16,192)	(1,528,614)
Impairment	(59,163)	(34,254)	—	(93,417)
As of December 31, 2023	(1,008,553)	(597,286)	(16,192)	(1,622,031)
Impairment(iii)	(68,920)	(29,276)	—	(98,196)
Disposal	1,644	—	—	1,644
As of December 31, 2024	(1,075,829)	(626,562)	(16,192)	(1,718,583)

Net Carrying Value
As of December 31, 2022	598,382	1,128,048	3,207,805	4,934,235
As of December 31, 2023	555,208	1,093,794	3,207,805	4,856,807
As of December 31, 2024	505,097	1,064,518	3,207,805	4,777,420
(i)

During the year ended December 31, 2024, the Group acquired one local real estate agency company which primarily engaged in existing home transaction services in Guangdong Province, resulting in the recognition of RMB37.6 million of goodwill.

(ii)

During the year ended December 31, 2024, the Group disposed several local real estate agency companies which primarily engaged in existing home transaction services in multiple cities and RMB20.5 million of goodwill was derecognized.

(iii)	The Group performed goodwill impairment assessments for all its reporting units as of December 31, 2024, and weighed the qualitative relevant factors and quantitative assessment results in totality. As the actual financial performance of certain reporting units did not meet prior forecasted expectations due to unfavorable local market conditions, RMB98.2 million goodwill impairment loss was recorded, including RMB68.9 million related to reporting units within the existing home transaction services segment and RMB29.3 million related to reporting units within the new home transaction services segment.